SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2023
Cash and Cash Equivalents

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of January 31, 2023 and 2022, the Trust held $13,966,500 and $47,727,522, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

Investments

The Trust invests solely in U.S. Government Securities. The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government Securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

As of January 31, 2023 and 2022 no investments were held by the Trust.

Revenue recognition

Revenue Recognition

The Trust accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers. All revenue is recognized as the performance obligations are satisfied. In accordance with its agreement, the Trust recognizes revenue upon providing access to the lands and minerals only after the consideration that is entitled to be received is determinable. Prior to the arbitration outcome, discussed further in Note 2 in the Accounting Estimates section, the Trust was not entitled to consideration for base and bonus royalties until product was shipped from the Northshore facility in Silver Bay, Minnesota. After the outcome of the arbitration and consistent with Cliffs’ payment and pricing practices, the Trust is entitled to payment upon production of pellets to be sold for internal use by facilities owned by Cliffs or its subsidiaries. As a result, the Trust recognizes revenue for internal use pellets upon production of those pellets, which are deemed to be shipped under the royalty agreement, regardless of pellet grade. Pellets that are not designated for internal use by Cliffs, or its subsidiaries, continues to be recognized as revenue upon shipment from Silver Bay, Minnesota.

Base Overriding Royalties

The performance obligation for the base overriding royalty consists of providing Northshore Mining Company (“Northshore”) access to the Peters Lands, Cloquet Lands, and Mesabi Lands and the right to mine on these lands. The consideration to be received from this access under the Amended Assignment of Peters Lease relates to the volume of iron ore actually shipped to third parties, or deemed shipped upon production for internal use, from Silver Bay, Minnesota by Northshore. Pellets designated for internal use by Cliffs are “deemed shipped” upon production, which is when the Trust is entitled to payment under the provisions of the royalty agreement. Mesabi Trust receives royalties at the greater of (i) the aggregate quantity of iron ore products shipped, or deemed shipped, that were mined from Mesabi Trust Lands, and (ii) a portion of the aggregate quantity of all iron ore products shipped, or deemed shipped, that were mined from any lands, such portion being 90% of the first four million tons shipped, or deemed shipped, during such year, 85% of the next two million tons shipped, or deemed shipped, during such year, and 25% of all tonnage shipped, or deemed shipped, during such year in excess of six million tons. The royalty percentage paid to the Trust increases as the aggregate tonnage of iron ore products shipped, or deemed shipped, attributable to the Trust, in any calendar year increases past each of the first four one-million ton volume thresholds. The base overriding royalties contain variable consideration, as the transaction price is based on a percentage that varies based on the total cumulative tons of iron ore shipped, or deemed shipped, for the calendar year. The Trust estimates the variable consideration it expects to be entitled to receive over the contractual period associated with royalty agreement, which resets the royalty percentages at the beginning of each calendar year. The Trust evaluates the estimate of the variable consideration to determine whether the estimate needs to be constrained; therefore, the Trust includes the variable consideration in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. For the base overriding royalties, the Trust estimates the base overriding royalty percentage using the expected value method, which calculates the estimate based off the historical, current, and forecasted shipments. The Trust recognizes base overriding royalties on a quarterly basis based on the actual third party shipments and deemed shipments for internal use, for the fiscal quarter at the estimated royalty percentage as described above and based on the estimated prices for iron ore products sold under the Cliffs’ Customer Contracts. On July 22, 2022 subsequent to the filing of the Trust’s first quarter 10-Q, Cliffs announced that it was extending the ongoing idle at Northshore through at least April of 2023. Based on the change in the anticipated timing of the idling of Northshore operations, the Trust’s estimate of the variable consideration relating to base overriding royalties to be received was determined to be constrained, and all variable consideration expected to be received through the end of the fiscal year was reversed as a result of the contstrained estimate, resulting in negative base overriding royalties during the Trust’s second fiscal quarter.

Bonus Royalties

The performance obligation for the bonus royalties consists of providing Northshore Mining access to the Peters Lands, Cloquet Lands, and Mesabi Lands and the right to mine on these lands and the consideration to be received from this access under the Amended Assignment of Peters Lease relates to the volume of iron ore shipped, or deemed shipped, by Northshore. The Trust recognizes bonus royalties on a quarterly basis based on the actual third party shipments and deemed shipments for internal use, of the fiscal quarter at the actual royalty percentage for those shipments and based on the anticipated prices for iron ore products sold under the Cliffs’ Customer Contracts.

Arbitration Award Proceeds

As discussed further in Note 2, the Trust was awarded damages in the amount of $2,312,106 for the resolution of royalties on DR grade pellets in 2019 and 2020 and interest in the amount of $430,710, calculated through June 30, 2021, and continuing to accrue until paid. On October 29, 2021, the Trust received total proceeds of $2,833,687 which included $2,312,106 for damages and $521,581 for interest through October 29, 2021. The arbitration award proceeds are included in the respective base and bonus royalties in the statements of operations.

On December 9, 2019, Mesabi Trust initiated arbitration against Northshore, the lessee/operator of the leased lands, and its parent, Cliffs. The arbitration proceeding was commenced with the American Arbitration Association. The Trust asserted claims concerning the calculation of royalties related to the production, shipment and sale of iron ore, including DR-grade pellets. The arbitration was completed before a panel of three arbitrators in July 2021 under the commercial rules of the AAA. The Trust received the final award on October 1, 2021, which awarded the Trust damages in the amount of $2,312,106 for the resolution of royalties on DR grade pellets in 2019 and 2020 and interest in the amount of $430,710, calculated through June 30, 2021, and continuing to accrue until paid. Total interest paid by Cliffs was $521,581. Pursuant to the award, Cliffs paid the damages award to the Trust on October 29, 2021. The Tribunal granted the Trust’s request for a declaration that “for purposes of calculating royalties on intercompany sales, Northshore shall reference all third-party pellet sales, regardless of grade, and select the highest price arm’s length pellet sale from the preceding four quarters.”

Fee Royalties

The performance obligation for the fee royalties consists of the volume of crude ore mined on a quarterly basis. The Trust recognizes fee royalties on a quarterly basis based on the actual crude ore mined during the fiscal quarter.

Accrued Income Receivable

The accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes. Accrued income receivable is calculated based on (i) shipments, or deemed shipments, during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net price adjustments resulting from the price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Contract Asset and Contract Liability

The contract asset and contract liability are presented net in the accompanying condensed balance sheets as both the contract asset and contract liability are derived from one customer contract. A net contract liability in the amount of $2,298,121 is reflected on the Balance Sheet as of January 31, 2023. The net contract liability is made up of a contract liability in the amount of $2,298,121 and no contract asset. As of January 31, 2022, the Trust recorded a net contract asset of $1,431,633, made up of a contract asset in the amount of $1,431,633 and no contract liability. The contract asset is based on the revenue recognized on the base overriding royalties, at the estimated prices for iron ore products sold under the Cliffs’ customer contracts, that will be collected in subsequent quarters as the uncertainty associated with the variable consideration is resolved. The contract asset is not available for distribution to the Unitholders until the applicable royalties are actually received by the Trust. The Trust includes estimated future royalty rates on current contracted volumes within contract asset. The contract liability represents an estimate of decreases in royalty revenue related to tons of iron ore that were shipped, or deemed shipped, by Northshore, but for which Northshore has indicated that final pricing is not yet known and is adjusted in accordance with the Trust’s revenue recognition policy each quarter as updated pricing information is received. The contract liability as of January 31, 2023 is anticipated to be offset against future royalty payments owed to the Trust upon future shipments or deemed shipments. Upon the outcome of the arbitration in the third fiscal quarter, and consistent with Cliffs payment and pricing practices, the Trust is entitled to payment upon production of pellets to be sold for internal use by facilities owned by Cliffs or its subsidiaries, and no longer defers recognition of payments by Cliffs on pellets produced. Revenue will be recognized in accordance with the Trust’s revenue recognition policy at the estimated prices for iron ore products sold under the Cliffs’ Customer Contracts as actual third party shipments and deemed shipments for internal use, of these products are made.

Fixed Property, Including Intangibles

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Net Income Per Unit	Net Income Per Unit Net income per unit is computed by dividing net income by the weighted average number of units outstanding.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution. At times during the year, the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land. All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable, contract assets and contract liabilities are also with NMC.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Specifically, the accrued income receivable, contract asset, contract liability and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

Subsequent Events

Subsequent Events

On April 14, 2023, the Trustees of Mesabi Trust announced that no distribution will be declared this April 2023 with respect to Units of Beneficial Ownership.

Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.

Fair Value Measures

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

●	Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2023 and 2022, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Various accounting standards and interpretations were issued during the fiscal year ended January 31, 2023. The Trust has evaluated the recently issued accounting pronouncements that are effective for the fiscal year ended January 31, 2023 and believe they will not have a material effect on the Trust’s financial position, results of operations or cash flows when adopted.